Derivative Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Assets And Liabilities [Abstract]
Schedule Of Change In Fair Value Of Interest Rate Derivatives

	Year ended December 31,
	2010	2011	2012
Change in fair value of interest rate caps and floors	$27,720	$59,312	$14,388
Change in fair value of interest rate swaps acquired in Genesis Transaction	(22,947)	(39,536)	(3,713)
	$4,773	$19,776	$10,675